SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On August 17, 2022, the Board of Directors of the Company declared a dividend of $0.23 per share which is payable in cash on or around September 29, 2022 to shareholders of record on September 15, 2022.

In August 2022, the Company agreed to acquire four 2015 and 2020 built modern eco-design vessels, in combination with six year charters to a subsidiary of Koch Industries. The aggregate purchase price of the vessels is $222.5 million and the Company expects to take delivery during the third or fourth quarter of 2022.